Note 6 - Financial Instruments and Risk Management - Schedule of Warrant Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Statement Line Items [Line Items]
Carrying amount as of January 1, 2026	$ 11,369
Carrying amount as of June 30, 2026	9,849
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Carrying amount as of January 1, 2026	287
Remeasurement of derivative liability	(141)
Carrying amount as of June 30, 2026	$ 146